Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance	$ 44,584,000		$ 57,752,000
Unrecognized tax benefits	5,207,000		6,621,000	$ 17,638,000
Reasonably possible decrease in unrecognized tax benefits		$ (2,100,000)
Payment of interest accrued	900,000		2,000,000
Gross deferred tax assets	391,206,000		435,645,000
Gross deferred tax liabilities	86,044,000		130,007,000
Deferred Tax Assets Net	$ 346,622,000		$ 377,893,000
Capital Gains Carryforward Period	5 years
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance	$ 44,400,000